SMITH BREEDEN EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                           SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

                                                                                                                MARKET
FACE AMOUNT                                             SECURITY                                                 VALUE
-----------                                             --------                                              -----------
              U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 69.17%
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.78%*
              FHLMC:
$ 6,983,120   7.50%, due date to be announced..............................................................   $ 7,106,416
     83,392   9.50%, due 7/1/02............................................................................        86,615
                                                                                                              -----------
              TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
                (COST $7,136,710)..........................................................................     7,193,031
                                                                                                              -----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.20%*
              FNMA:
    101,671   12.50%, due 9/1/12...........................................................................       117,405
     63,560   13.50%, due 1/1/15...........................................................................        75,988
              FNMA ARM:
    519,184   7.837%, due 9/1/18...........................................................................       541,095
                                                                                                              -----------
              TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (COST $714,843)..................................       734,488
                                                                                                              -----------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 52.59%*
              GNMA:
  1,996,814   8.00%, due 4/15/27...........................................................................     2,065,601
              GNMA ARM:
  3,514,500   5.00%, due 9/20/27...........................................................................     3,469,034
 22,273,555   5.50%, due 2/20/27 to 9/20/27................................................................    22,250,777
    839,359   6.50%, due 10/26/27..........................................................................       859,024
  1,621,509   7.00%, due 2/20/16 to 2/20/21................................................................     1,674,976
    203,818   7.125%, due 9/20/21 to 9/20/22...............................................................       209,708
  1,544,630   7.375%, due 6/20/16 to 5/20/22...............................................................     1,595,705
                                                                                                              -----------
              TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                (COST $31,904,869).........................................................................    32,124,825
                                                                                                              -----------
              U.S. GOVERNMENT OBLIGATIONS -- 3.60%
              U.S. TREASURY BILL **
    100,000   5.21%, due 11/13/97***.......................................................................        99,421
    830,000   5.52%, due 5/28/98***........................................................................       801,842
    100,000   5.32%, due 5/28/98***........................................................................        96,608
    750,000   5.20%, due 5/28/98***........................................................................       724,108
    500,000   5.25%, due 8/20/98***........................................................................       476,717
                                                                                                              -----------
              TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $2,195,991)..........................................     2,198,696
                                                                                                              -----------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (COST $41,952,413)................................    42,251,040
                                                                                                              -----------

 CONTRACTS    OPTION CONTRACTS -- 0.03%
-----------
         85   Call on Ten-Year US Treasury Note futures, expires 12/97, strike price $112..................        15,938
         74   Put on Ten-Year US Treasury Note futures, expires 12/97, strike price $105.5.................         4,625
                                                                                                              -----------
              TOTAL OPTION CONTRACTS (COST $60,309)........................................................        20,563
                                                                                                              -----------
              TOTAL INVESTMENTS (COST $42,012,722) -- 69.20%...............................................    42,271,603
                                                                                                              -----------
FACE AMOUNT   REPURCHASE AGREEMENTS -- 30.12%:
-----------
$13,000,000   Morgan Stanley, 5.58%, due 10/1/97 dated 9/24/97.............................................    13,000,000
  5,400,000   Dresdner, 5.60%, due 10/6/97 dated 9/29/97...................................................     5,400,000
                                                                                                              -----------
              TOTAL REPURCHASE AGREEMENTS (COST $18,400,000)...............................................    18,400,000
                                                                                                              -----------
              CASH AND OTHER ASSETS LESS LIABILITIES -- 0.68%..............................................       414,787
                                                                                                              -----------
              NET ASSETS -- 100.00%........................................................................   $61,086,390
                                                                                                              -----------
                                                                                                              -----------

SMITH BREEDEN EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)               SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

---------------

 * Mortgage-backed obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage loans. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 1997. ARMs have coupon rates which adjust periodically. The adjusted rate is determined by adding a spread to a specified index.

 ** The interest rate shown is the discount rate paid at the time of purchase by the Fund.

*** Security is segregated as collateral.

Portfolio Abbreviations:
   ARM -- Adjustable-Rate Mortgage
FHLMC -- Federal Home Loan Mortgage Corporation
 FNMA -- Federal National Mortgage Association
 GNMA -- Government National Mortgage Association

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments at market value (identified cost $42,012,722)(Note 1)...........................................   $42,271,603
  Cash........................................................................................................       759,321
  Repurchase Agreements (Cost $18,400,000)) (Note 1)..........................................................    18,400,000
  Receivables:
     Subscriptions............................................................................................     7,661,442
     Interest.................................................................................................       197,890
     Maturities...............................................................................................         3,229
     Securities sold..........................................................................................     7,568,995
  Other Assets................................................................................................        25,365
                                                                                                                 -----------
     TOTAL ASSETS.............................................................................................    76,887,845
                                                                                                                 -----------
LIABILITIES:
  Variation margin on futures contracts (Note 2)..............................................................       467,645
  Payables:
     Redemptions..............................................................................................       621,824
     Securities purchased.....................................................................................    14,655,973
  Due to adviser (Note 3).....................................................................................        29,492
  Accrued expenses............................................................................................        26,521
                                                                                                                 -----------
     TOTAL LIABILITIES........................................................................................    15,801,455
                                                                                                                 -----------
NET ASSETS:
  (Applicable to outstanding shares of 4,015,310; unlimited number of shares of beneficial interest
     authorized; no stated par)...............................................................................   $61,086,390
                                                                                                                 -----------
                                                                                                                 -----------
  Net asset value, offering price and redemption price per share ($61,086,39044,015,310)......................   $     15.21
                                                                                                                 -----------
                                                                                                                 -----------
SOURCE OF NET ASSETS:
  Paid in capital.............................................................................................   $56,240,220
  Undistributed net investment income.........................................................................       217,425
  Accumulated net realized gain on investments................................................................     4,017,695
  Net unrealized appreciation of investments..................................................................       611,050
                                                                                                                 -----------
     NET ASSETS...............................................................................................   $61,086,390
                                                                                                                 -----------
                                                                                                                 -----------

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY PLUS FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest and discount earned, net of premium amortization (Note 1)...........................................   $  919,615

EXPENSES:
  Advisory fees (Note 3).......................................................................................      110,914
  Accounting and pricing services fees.........................................................................       13,312
  Custodian fees...............................................................................................        8,875
  Audit and tax preparation fees...............................................................................        2,855
  Legal fees...................................................................................................        3,895
  Amortization of organization expenses (Note 1)...............................................................        6,929
  Transfer agent fees..........................................................................................       18,329
  Registration fees............................................................................................       18,655
  Trustees fees and expenses...................................................................................        7,195
  Insurance expense............................................................................................        3,448
  Other........................................................................................................        9,712
                                                                                                                  ----------
     TOTAL EXPENSES BEFORE REIMBURSEMENT.......................................................................      204,119
     Expenses reimbursed by Adviser (Note 3)...................................................................      (64,685)
                                                                                                                  ----------
     NET EXPENSES..............................................................................................      139,434
                                                                                                                  ----------
     NET INVESTMENT INCOME.....................................................................................      780,181
                                                                                                                  ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments.............................................................................    3,582,275
  Change in unrealized appreciation (depreciation) of investments..............................................    1,099,360
                                                                                                                  ----------
  Net realized and unrealized gain on investments..............................................................    4,681,635
                                                                                                                  ----------
  Net increase in net assets resulting from operations.........................................................   $5,461,816
                                                                                                                  ----------
                                                                                                                  ----------

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           SIX MONTHS ENDED       YEAR ENDED
                                                                                          SEPTEMBER 30, 1997    MARCH 31, 1997
                                                                                             (UNAUDITED)          (AUDITED)
                                                                                          ------------------    --------------
OPERATIONS:
  Net investment income................................................................      $    780,181        $    406,086
  Net realized gain on investments.....................................................         3,582,275           1,374,343
  Change in unrealized appreciation (depreciation) of investments......................         1,099,360            (526,585)
                                                                                          ------------------    --------------
  Net increase in net assets resulting from operations.................................         5,461,816           1,253,844
                                                                                          ------------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income.................................................          (598,989)           (382,446)
  Distributions from net realized gains on investments.................................          (429,677)           (808,371)
                                                                                          ------------------    --------------
  Total distributions..................................................................        (1,028,666)         (1,190,817)
                                                                                          ------------------    --------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold..........................................................................        50,138,951           8,844,701
  Shares issued on reinvestment of distributions.......................................           930,749           1,125,870
  Shares redeemed......................................................................        (7,923,837)         (1,292,755)
                                                                                          ------------------    --------------
  Increase in net assets resulting from capital share transactions (a).................        43,145,863           8,677,816
                                                                                          ------------------    --------------
     TOTAL INCREASE IN NET ASSETS......................................................        47,579,013           8,740,843

NET ASSETS:
  Beginning of year....................................................................        13,507,377           4,766,534
                                                                                          ------------------    --------------
  End of year..........................................................................      $ 61,086,390        $ 13,507,377
                                                                                          ------------------    --------------
                                                                                          ------------------    --------------
(a) Transactions in capital shares were as follows:
     Shares sold.......................................................................         3,404,871             695,525
     Shares issued on reinvestment of distributions....................................            63,589              93,492
     Shares redeemed...................................................................          (528,659)           (102,037)
                                                                                          ------------------    --------------
     Net increase......................................................................         2,939,801             686,980
     Beginning balance.................................................................         1,075,509             388,529
                                                                                          ------------------    --------------
     Ending balance....................................................................         4,015,310           1,075,509
                                                                                          ------------------    --------------
                                                                                          ------------------    --------------

--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following average per share data, ratios and supplemental information has been derived from information provided in the financial statements.

                                     SIX MONTHS
                                        ENDED           YEAR           YEAR          YEAR          YEAR        PERIOD
                                    SEPTEMBER 30,       ENDED         ENDED         ENDED         ENDED         ENDED
                                        1997          MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                     (UNAUDITED)        1997           1996          1995          1994       1993 (1)
                                    -------------    -----------    ----------    ----------    ----------    ---------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................   $      12.56    $     12.27    $    10.84    $     9.88    $    10.85    $   10.00
                                    -------------    -----------    ----------    ----------    ----------    ---------
  INCOME FROM INVESTMENT
     OPERATIONS
  Net investment income...........          0.250          0.592         0.615         0.568         0.476        0.355
  Net realized and unrealized gain
     (loss) on investments........          2.877          1.813         2.768         1.081       (0.216)        1.281
                                    -------------    -----------    ----------    ----------    ----------    ---------
     Total from investment
       operations.................          3.127          2.405         3.383         1.649         0.260        1.636
                                    -------------    -----------    ----------    ----------    ----------    ---------
  LESS DISTRIBUTIONS
  Dividends from net investment
     income.......................        (0.230)        (0.590)       (0.583)       (0.568)       (0.472)      (0.311)
  Dividends in excess of net
     investment income............             --             --            --       (0.001)            --           --
  Distributions from net realized
     gains on investments.........        (0.247)        (1.525)       (1.370)       (0.047)       (0.701)      (0.420)
  Distributions in excess of net
     realized gains on
     investments..................             --             --            --       (0.073)       (0.057)      (0.055)
                                    -------------    -----------    ----------    ----------    ----------    ---------
     Total distributions..........        (0.477)        (2.115)       (1.953)       (0.689)       (1.230)      (0.786)
                                    -------------    -----------    ----------    ----------    ----------    ---------
NET ASSET VALUE, END OF PERIOD....   $      15.21    $     12.56    $    12.27    $    10.84    $     9.88    $   10.85
                                    -------------    -----------    ----------    ----------    ----------    ---------
TOTAL RETURN......................          25.08%         21.41%        32.30%        17.18%         2.19%       16.52%

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period.......   $ 61,086,390    $13,507,377    $4,766,534    $2,107,346    $1,760,519    $ 903,846
  Ratio of expenses to average net
     assets (1)...................           0.88%*         0.88%         0.90%         0.90%         0.90%        0.57%*
  Ratio of net investment income
     to average net assets (2)....           4.95%*         5.30%         5.53%         7.44%         8.02%        5.28%*
  Portfolio turnover rate.........            196%           182%          107%          120%          119%         271%
  Ratio of expenses to average net
     assets before reimbursement
     of expenses by the Adviser...           1.28%*         2.60%         4.58%         7.75%         7.08%       28.48%*
  Ratio of net investment income
     to average net assets before
     reimbursement of expenses by
     the Adviser..................           4.54%*         3.58%         1.85%         0.59%         1.84%      -22.63%*

---------------

(1) Commenced operations June 30, 1992.

  * Annualized
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

SMITH BREEDEN EQUITY PLUS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Smith Breeden Equity Plus Fund (the "Fund") is a series of the Smith Breeden Trust (the "Trust"), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The following is a summary of significant accounting policies consistently followed by the Fund.

A. SECURITY VALUATION: Portfolio securities are valued at current market value provided by a pricing service or by a bank or broker/dealer experienced in such matters, when over-the-counter market quotations are readily available. Securities and other assets for which market prices are not readily available are valued at fair market value as determined in accordance with procedures approved by the Board of Trustees.

B. DISTRIBUTIONS AND TAXES: Dividends to shareholders are recorded on the ex-dividend date. The Fund intends to continue to qualify for and elect the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code, thereby relieving the Fund of federal income taxes. To so qualify, the Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, less any available capital loss carryforward. As of March 31, 1997, the Fund had no net capital loss carryforward.

C. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having total assets in excess of $500 million and securities dealers, provided that such banks or dealers meet the credit guidelines of the Fund's Board of Trustees. In a repurchase agreement, the Fund acquires securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. The Fund's custodian maintains control or custody of these securities which collateralize the repurchase agreements until maturity of the repurchase agreements. The value of the collateral is monitored daily, and if necessary, additional collateral is received to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of the seller's default. However, in the event of default or bankruptcy of the seller, the Fund's right to the collateral may be subject to legal proceedings.

D. REVERSE REPURCHASE AGREEMENTS: A reverse repurchase agreement involves the sale by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. The Fund will maintain a segregated account with its custodian, which will be marked to market daily, consisting of cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to its obligations under reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

E. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

F. DEFERRED ORGANIZATION EXPENSES: Deferred organization expenses are being amortized on a straight-line basis over five years.

G. SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Interest income is accrued daily on both long-term bonds and short-term investments. Interest income also includes net amortization from the purchase of fixed-income securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Transactions are recorded on the first business day following the trade date. Realized gains and losses from security transactions are determined and accounted for on the basis of identified cost.

2. FINANCIAL INSTRUMENTS

A. DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR PURPOSES OTHER THAN
TRADING: The Fund uses interest rate futures contracts for risk management purposes in order to manage the Fund's interest-rate risk relative to its benchmark. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in

SMITH BREEDEN EQUITY PLUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

2. FINANCIAL INSTRUMENTS -- CONTINUED
the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts involve costs and may result in losses. The effective use of futures strategies depends on the Fund's ability to terminate futures positions at times when the Fund's investment adviser deems it desirable to do so. The use of futures also involves the risk of imperfect correlation among movements in the values of the securities underlying the futures purchased and sold by the Fund, of the futures contract itself, and of the securities which are the subject of a hedge.

The Fund had the following open futures contracts as of September 30, 1997:

                                                         NOTIONAL                         EXPIRATION        UNREALIZED
                        TYPE                              AMOUNT         POSITION           MONTH           GAIN/(LOSS)
                       -----                           ------------      ---------     ----------------     -----------
3 Month Eurodollar..................................   $ 88,000,000      Long          December, 1997        $   17,716
3 Month Eurodollar..................................    (31,000,000)     Short         March, 1998              (22,602)
3 Month Eurodollar..................................    (34,000,000)     Short         September, 1998          (33,003)
3 Month Eurodollar..................................    (30,000,000)     Short         March, 1999              (20,885)
3 Month Eurodollar..................................    (36,000,000)     Short         September, 1999          (40,362)
3 Month Eurodollar..................................    (31,000,000)     Short         March, 2000              (22,039)
3 Month Eurodollar..................................    (36,000,000)     Short         September, 2000          (30,137)
3 Month Eurodollar..................................    (32,000,000)     Short         March, 2001              (23,169)
3 Month Eurodollar..................................    (36,000,000)     Short         September, 2001          (35,837)
5 Year Treasury.....................................    (21,000,000)     Short         December, 1997           (12,781)
10 Year Treasury....................................    (38,000,000)     Short         December, 1997           (38,171)
                                                                                                            -----------
                                                                                       Total                 $ (261,270)
                                                                                                            -----------
                                                                                                            -----------

B. DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES: The Fund invests in futures contracts on the S&P 500 Index whose returns are expected to track movements in the S&P 500 Index.

The Fund had the following open futures contracts on the S&P 500 Index as of September 30, 1997:

                                                          NOTIONAL                        EXPIRATION        UNREALIZED
                         TYPE                              AMOUNT         POSITION           MONTH             GAIN
                        -----                            -----------      ---------     ---------------     -----------
S&P 500...............................................   $11,912,500      Long          December, 1997       $ 372,284
S&P 500...............................................     3,853,200      Long          March, 1998            241,155
                                                                                                            -----------
                                                                                        Total                $ 613,439
                                                                                                            -----------
                                                                                                            -----------

The aggregate market value of investments pledged to cover margin requirements for the open positions at September 30, 1997 was $2,198,696.

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Smith Breeden Associates, Inc. (the "Adviser"), a registered investment adviser, provides the Fund with investment management services. As compensation for these services, the Fund pays the Adviser a fee computed daily and payable monthly, at an annual rate equal to 0.70% of the Fund's average daily net asset value.

The Adviser has voluntarily agreed to reduce or otherwise limit the expenses of the Fund to 0.88% of the Fund's average daily net assets. This voluntary agreement may be terminated or modified at any time by the Adviser in its sole discretion, except that the Adviser has agreed to limit expenses of the Fund to 0.88% through August 1, 1998. For the six-months ended September 30, 1997, the Adviser received fees of $110,914 and reimbursed the Fund $64,685.

SMITH BREEDEN EQUITY PLUS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- CONTINUED Effective August 1, 1994, the Fund adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Adviser to compensate investment dealers and other persons involved in servicing shareholder accounts for services provided and expenses incurred in promoting the sale of shares of the Fund, reducing redemptions, or otherwise maintaining or improving services provided to shareholders by such dealers or other persons. The Plan provides for payments by the Adviser, out of its advisory fee paid to it by the Fund, to dealers and other persons at the annual rate of up to 0.25% of the Fund's average net assets subject to the authority of the Trustees of the Fund to reduce the amount of payments permitted under the Plan or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of such payments and the purposes for which they are made shall be determined by the Adviser.

Certain officers and trustees of the Fund are also officers and directors of the Adviser.

4. INVESTMENT TRANSACTIONS

During the six-months ended September 30, 1997, purchases and proceeds from sales of securities, other than short-term investments, aggregated $77,305,082 and $47,990,202, respectively. The cost of securities for federal income tax purposes is $42,012,723. Net unrealized depreciation of investments and futures contracts consists of:

Gross unrealized appreciation................................................   $650,797
Gross unrealized depreciation................................................    (39,747)
                                                                                --------
Net unrealized depreciation..................................................   $611,050
                                                                                --------
                                                                                --------